UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT

PORTFOLIO

FORM N-Q

MAY 31, 2008

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 38.3%
Argentina - 2.8%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03 (a)	$94,276
452,000	DEM	7.000% due 3/18/04 (a)	108,578
154,000	DEM	11.250% due 4/10/06 (a)	37,974
		Bonds:
413,424	ARS	2.000% due 1/3/10 (b)	293,091
330,000		7.000% due 9/12/13	262,038
		GDP Linked Securities:
527,522	ARS	0.000% due 12/15/35 (b)	14,591
40,000	EUR	0.000% due 12/15/35 (b)	5,601
5,000		0.000% due 12/15/35 (b)	544

		Total Argentina	816,693

Brazil - 11.0%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	579
3,577,000	BRL	10.000% due 7/1/10	2,040,945
725,000	BRL	10.000% due 1/1/12	399,300
483,000	BRL	6.000% due 5/15/17	479,023
224,000		Federative Republic of Brazil, 7.125% due 1/20/37	263,200

		Total Brazil	3,183,047

Colombia - 2.2%
552,000		Republic of Colombia, 7.375% due 9/18/37	628,590

Ecuador - 1.2%
337,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	342,055

Gabon - 0.5%
143,000		Gabonese Republic, 8.200% due 12/12/17 (c)	153,546

Indonesia - 0.5%
1,528,000,000	IDR	Republic of Indonesia, 10.250% due 7/15/27	132,946

Panama - 4.1%
		Republic of Panama:
237,000		9.375% due 4/1/29	320,957
821,000		6.700% due 1/26/36	864,103

		Total Panama	1,185,060

Peru - 0.5%
		Republic of Peru:
80,000		8.750% due 11/21/33	106,000
45,000		Bonds, 6.550% due 3/14/37	47,362

		Total Peru	153,362

Turkey - 9.0%
		Republic of Turkey:
439,000	TRY	14.000% due 1/19/11	319,974
2,525,000		Notes, 6.875% due 3/17/36	2,300,906

		Total Turkey	2,620,880

Venezuela - 6.5%
		Bolivarian Republic of Venezuela:
266,000		8.500% due 10/8/14	251,370
1,498,000		5.750% due 2/26/16	1,183,420

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Venezuela - 6.5% (continued)
493,000		Collective Action Securities, 9.375% due 1/13/34	$436,305

		Total Venezuela	1,871,095

		TOTAL SOVEREIGN BONDS (Cost - $10,912,622)	11,087,274

CORPORATE BONDS & NOTES - 49.5%
Brazil - 6.3%
300,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (c)	309,000
		GTL Trade Finance Inc.:
100,000		7.250% due 10/20/17 (c)	102,125
279,000		7.250% due 10/20/17 (c)	284,627
200,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (c)	206,500
		Vale Overseas Ltd., Notes:
127,000		8.250% due 1/17/34	145,622
791,000		6.875% due 11/21/36	787,899

		Total Brazil	1,835,773

Chile - 0.6%
167,000		Enersis SA, Notes, 7.375% due 1/15/14	176,962

Colombia - 1.0%
280,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (c)	300,300

India - 0.8%
250,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	222,520

Ireland - 0.5%
140,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (c)	142,769

Kazakhstan - 3.7%
330,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	337,656
300,000		HSBK Europe BV, 7.250% due 5/3/17 (c)	268,500
		TuranAlem Finance BV, Bonds:
350,000		8.250% due 1/22/37 (c)	296,625
200,000		8.250% due 1/22/37 (c)	169,500

		Total Kazakhstan	1,072,281

Mexico - 11.5%
210,000		America Movil SAB de CV, 5.625% due 11/15/17	205,617
		Axtel SAB de CV:
10,000		11.000% due 12/15/13	10,850
590,000		7.625% due 2/1/17 (c)	603,275
110,000		Senior Notes, 7.625% due 2/1/17 (c)	112,200
50,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	48,647
2,303,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	2,337,073

		Total Mexico	3,317,662

Russia - 15.3%
		Evraz Group SA, Notes:
290,000		8.875% due 4/24/13 (c)	297,250
140,000		9.500% due 4/24/18 (c)	143,668
		Gaz Capital SA:
190,000		Medium Term Notes, 7.288% due 8/16/37 (c)	186,662
180,000		Notes, 8.625% due 4/28/34 (c)	210,150
		Gazprom:
		Bonds:
16,630,000	RUB	6.790% due 10/29/09	702,090
4,160,000	RUB	7.000% due 10/27/11	175,628

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Russia - 15.3% (continued)
100,000		Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (c)	$96,041
4,680,000	RUB	Gazprom OAO, 6.950% due 8/6/09	198,481
		LUKOIL International Finance BV:
470,000		6.356% due 6/7/17 (c)	451,200
236,000		6.656% due 6/7/22 (c)	218,890
		Russian Agricultural Bank, Loan Participation Notes:
100,000		7.175% due 5/16/13 (c)	101,750
458,000		6.299% due 5/15/17 (c)	430,520
		TNK-BP Finance SA:
300,000		7.500% due 7/18/16 (c)	295,890
430,000		6.625% due 3/20/17 (c)	391,859
160,000		Senior Notes, 7.875% due 3/13/18 (c)	158,208
360,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	360,000

		Total Russia	4,418,287

Thailand - 1.8%
		True Move Co., Ltd.:
300,000		10.750% due 12/16/13 (c)	268,500
280,000		10.375% due 8/1/14 (c)	247,800

		Total Thailand	516,300

United Kingdom - 3.7%
8,815,000	RUB	HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10	384,808
16,500,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (c)(d)	690,869

		Total United Kingdom	1,075,677

United States - 1.2%
7,657		HSBC Bank USA, Notes, 7.000% due 11/1/11 (b)(c)(d)	8,341
340,000		RSHB Capital, Notes, 7.125% due 1/14/14 (c)	343,808

		Total United States	352,149

Venezuela - 3.1%
861,457		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	900,945

		TOTAL CORPORATE BONDS & NOTES (Cost - $14,294,340)	14,331,625

WARRANTS
WARRANT - 0.3%
2,590		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $0)	92,592

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,206,962)	25,511,491

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 9.6%
Sovereign Bonds - 7.9%
		Bank Negara Malaysia Islamic Notes:
260,000	MYR	Zero coupon bond to yield 3.350% due 7/24/08	79,869
50,000	MYR	Zero coupon bond to yield 6.040% due 9/25/08	15,262
		Bank Negara Malaysia Monetary Notes:
1,378,000	MYR	Zero coupon bond to yield 3.350% due 6/17/08 (e)	424,728
806,000	MYR	Zero coupon bond to yield 3.215% due 7/17/08	247,783
233,000	MYR	Zero coupon bond to yield 3.400% due 8/7/08	71,474

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Sovereign Bonds - 7.9% (continued)
18,000	MYR	Zero coupon bond to yield 3.463% due 11/13/08	$5,469
7,975,000	EGP	Egypt Treasury Bills, Zero coupon bond to yield 7.220% due 12/16/08	1,430,579

		Total Sovereign Bonds (Cost - $2,239,677)	2,275,164

U.S. Government Agency - 1.7%
500,000		Federal Home Loan Bank (FHLB), Discount Notes, 1.900% due 6/2/08 (f) (Cost - $500,000)	500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,739,677)	2,775,164

		TOTAL INVESTMENTS - 97.7% (Cost - $27,946,639#)	28,286,655
		Other Assets in Excess of Liabilities - 2.3%	657,260

		TOTAL NET ASSETS - 100.0%	$28,943,915

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(e)	All or a portion of this security is segregated for open foreign currency contracts.

(f)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
DEM	— German Mark
EGP	— Egyptian Pound
EUR	— Euro
GDP	— Gross Domestic Product
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
TRY	— Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Portfolio (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(b) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) continued

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	May 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$28,286,655	—	$28,286,655	—
Other Financial Instruments*	(12,524)	$(12,524)	—	—

Total	$28,274,131	$(12,524)	$28,286,655	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,198,459
Gross unrealized depreciation	(858,443)

Net unrealized appreciation	$340,016

At May 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Indian Rupee	2,093,500	$49,238	6/16/08	$(2,441)
Indian Rupee	6,233,100	146,599	6/16/08	(7,648)
Indian Rupee	2,051,400	48,248	6/16/08	(2,435)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(12,524)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 25, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	July 25, 2008